SHARE CAPITAL	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
SHARE CAPITAL
SHARE CAPITAL

On February 4, 2016, we received approval from the TSX of our Notice of Intention to make a Normal Course Issuer Bid ("NCIB"). Pursuant to the NCIB, we could purchase for cancellation up to 3,149,199 of our common shares, or approximately 9.7% of the common shares outstanding as of the date of the announcement. The NCIB commenced on February 9, 2016 and expired on February 8, 2017.

During the year ended December 31, 2017, we purchased and canceled 170,217 common shares (2016 — 809,872 common shares) at an average price of $16.35 per share (2016 — $12.61). The excess purchase price over and above the average carrying value in the amount of $954 (2016 - $1,507) were charged to retained earnings.